INCOME TAXES - TAX PLANNING STRATEGIES (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Income Tax Contingency [Line Items]
Adjusted gross DTAs amount from Note 9A1(c)	$ 83.6	$ 85.9
Deferred tax assets admitted as the result of application of SSAP 101	30.5	26.7
Ordinary
Income Tax Contingency [Line Items]
Adjusted gross DTAs amount from Note 9A1(c)	$ 80.6	$ 83.3
Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	0.00%	0.00%
Deferred tax assets admitted as the result of application of SSAP 101	$ 30.5	$ 26.7
Percentage of net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	0.00%	0.00%
Capital
Income Tax Contingency [Line Items]
Adjusted gross DTAs amount from Note 9A1(c)	$ 3.0	$ 2.6
Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	0.00%	0.00%
Deferred tax assets admitted as the result of application of SSAP 101	$ 0.0	$ 0.0
Percentage of net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	0.00%	0.00%